SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation			$ 1,067	$ 1,097	$ 1,394	$ 1,752
General and administrative expenses	$ 1,240	$ 932	$ 3,549	$ 3,193	(4,131)	(5,545)
General and Administrative Expense [Member]
Payroll and related expenses					1,223	1,813
Government fees					58	35
Share-based compensation					988	1,365
Professional services					1,204	1,154
Insurance					442	733
Public and investor relations					148	220
Office and maintenance expenses					95	120
Travel					160	180
Other					94	81
Less – insurance loss recoveries					(281)	(156)
General and administrative expenses					$ 4,131	$ 5,545